Contingent and Deferred Consideration Payable (Tables)	3 Months Ended
Mar. 31, 2022
Contingent And Deferred Consideration Payable [Abstract]
Schedule of Contingent Consideration Payable

Contingent and deferred consideration payable is comprised of the following balances:

Balance at December 31, 2021	$30,815
Payments made during the period	(1,436)
Additions in the period	—
(Gain) / loss	6,154
Other	303
Balance at March 31, 2022	$35,836
Current	$20,520
Non-current	$15,316